International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Foreign Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.7%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 272,568
Total Foreign Corporate Bonds (identified cost $280,990)			$ 272,568

Sovereign Government Bonds — 32.7%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.7%
Argentina Treasury Bonds BONTE, 29.50%, 5/30/30	ARS	40,000	$ 31,528
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.05%, 1/15/27	ARS	40,629	31,822
2.15%, 6/30/26	ARS	70,301	54,945
2.60%, 2/13/26	ARS	116,354	100,584
2.65%, 1/30/26	ARS	28,314	24,606
Letra Del Tesoro Nacional Capitalizable En Pesos, 2.35%, 5/29/26	ARS	13,543	9,825
			$ 253,310
Brazil — 4.2%
Brazil Letras do Tesouro Nacional:
0.00%, 10/1/25	BRL	1,700	$ 296,491
0.00%, 1/1/26	BRL	7,000	1,178,974
			$ 1,475,465
Czech Republic — 1.4%
Czech Republic Government Bonds, 1.00%, 6/26/26(1)	CZK	10,600	$ 481,782
			$ 481,782
Dominican Republic — 3.1%
Dominican Republic Bonds:
8.00%, 1/15/27(1)	DOP	3,970	$ 62,595
8.00%, 2/12/27(1)	DOP	11,950	188,054
10.75%, 6/1/36(2)	DOP	11,850	205,950
12.00%, 8/8/25(2)	DOP	8,400	137,974
13.00%, 6/10/34(1)	DOP	25,400	490,537
Dominican Republic Central Bank Notes, 8.00%, 3/12/27(1)	DOP	900	14,289
			$ 1,099,399
Security	Principal Amount (000's omitted)		Value
Egypt — 2.2%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	38,565	$ 792,953
			$ 792,953
Georgia — 1.6%
Georgia Treasury Bonds, 8.125%, 1/28/26	GEL	1,500	$ 557,997
			$ 557,997
Ghana — 0.8%
Republic of Ghana Government Bonds, 8.50%, (5.00% cash and 3.50% PIK), 2/15/28	GHS	3,400	$ 275,411
			$ 275,411
Hungary — 1.3%
Hungary Government Bonds, 1.00%, 11/26/25	HUF	158,600	$ 445,841
			$ 445,841
Paraguay — 3.7%
Paraguay Government Bonds:
7.90%, 2/9/31(2)	PYG	3,553,000	$ 456,587
7.90%, 2/9/31(1)	PYG	2,086,000	268,066
8.50%, 3/4/35(2)	PYG	4,462,000	576,373
			$ 1,301,026
Poland — 1.2%
Republic of Poland Government Bonds, 0.00%, 4/25/26	PLN	1,645	$ 427,037
			$ 427,037
Serbia — 6.6%
Serbia Treasury Bonds:
4.50%, 1/11/26	RSD	66,000	$ 642,095
4.50%, 8/20/32	RSD	34,180	324,204
7.00%, 10/26/31	RSD	124,670	1,354,053
			$ 2,320,352
Sri Lanka — 1.8%
Sri Lanka Government Bonds, 11.00%, 10/15/28	LKR	187,000	$ 652,841
			$ 652,841
Sweden — 2.4%
Sweden Government Bonds, 1.00%, 11/12/26(1)	SEK	8,225	$ 830,795
			$ 830,795

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey — 1.7%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	17,761	$ 401,238
27.70%, 9/27/34	TRY	4,462	103,818
30.00%, 9/12/29	TRY	3,824	86,463
			$ 591,519
Total Sovereign Government Bonds (identified cost $11,431,000)			$11,505,728

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.103%, (COF + 1.79%), with maturity at 2035(3)	$64	$ 63,126
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $64,157)		$ 63,126

Short-Term Investments — 63.5%
Affiliated Fund — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	1,899,245	$ 1,899,245
Total Affiliated Fund (identified cost $1,899,245)		$ 1,899,245

Sovereign Government Securities — 8.5%
Security	Principal Amount (000's omitted)		Value
Canada — 2.2%
Canada Treasury Bills, 0.00%, 9/24/25	CAD	1,090	$ 783,516
			$ 783,516
Nigeria — 0.6%
Nigeria OMO Bills, 0.00%, 3/17/26	NGN	375,000	$ 211,432
			$ 211,432
Norway — 1.9%
Norway Treasury Bills, 0.00%, 12/17/25(1)(2)	NOK	7,000	$ 667,449
			$ 667,449
Security	Principal Amount (000's omitted)		Value
Uganda — 2.3%
Republic of Uganda Treasury Bills, 0.00%, 1/29/26	UGX	3,100,000	$ 817,847
			$ 817,847
Uruguay — 1.5%
Uruguay Monetary Regulation Bills:
0.00%, 9/10/25	UYU	10,000	$ 247,231
0.00%, 10/31/25	UYU	1,095	26,686
0.00%, 11/7/25	UYU	1,009	24,616
0.00%, 12/5/25	UYU	4,000	97,000
0.00%, 12/19/25	UYU	3,469	83,636
0.00%, 12/30/25	UYU	462	11,144
0.00%, 3/6/26	UYU	1,009	23,991
			$ 514,304
Total Sovereign Government Securities (identified cost $2,999,397)			$ 2,994,548

U.S. Treasury Obligations — 49.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/7/25	$4,000	$ 3,997,158
0.00%, 8/14/25(5)	4,500	4,493,051
0.00%, 8/21/25	5,500	5,486,889
0.00%, 9/4/25(5)	3,500	3,485,886
Total U.S. Treasury Obligations (identified cost $17,463,273)		$17,462,984
Total Short-Term Investments (identified cost $22,361,915)		$22,356,777

Total Purchased Options — 0.1% (identified cost $27,449)	$ 18,298
Total Investments — 97.2% (identified cost $34,165,511)	$34,216,497
Total Written Options — (0.1)% (premiums received $20,645)	$ (25,820)
Other Assets, Less Liabilities — 2.9%	$ 1,010,907
Net Assets — 100.0%	$35,201,584

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $3,003,567 or 8.5% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $2,044,333 or 5.8% of the Portfolio's net assets.
(3)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2025.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call CNH	Barclays Bank PLC	USD	500,000	CNH	7.00	1/26/26	$ 2,496
Put USD vs. Call CNH	Deutsche Bank AG	USD	300,000	CNH	7.00	1/29/26	1,569
Put USD vs. Call CNH	Goldman Sachs International	USD	50,000	CNH	7.00	1/29/26	261
Put USD vs. Call CNH	Standard Chartered Bank	USD	200,000	CNH	7.00	1/26/26	998
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	6,452
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	3,519
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	3,003
Total							$18,298
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	28,000	BRL	7.00	7/12/27	$(15,904)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	22,000	BRL	7.00	7/14/27	(7,926)
Put USD vs. Call KRW	Barclays Bank PLC	USD	100,000	KRW	1,300.00	1/26/26	(576)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	200,000	KRW	1,300.00	1/22/26	(1,126)
Put USD vs. Call KRW	Standard Chartered Bank	USD	50,000	KRW	1,300.00	1/26/26	(288)
Total							$(25,820)

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	2,000,000	USD	2,153	9/17/25	$ (96)
CLP	4,000,000	USD	4,284	9/17/25	(171)
CLP	10,000,000	USD	10,761	9/17/25	(479)
CLP	29,000,000	USD	31,207	9/17/25	(1,388)
CLP	70,600,000	USD	75,263	9/17/25	(2,671)
CLP	67,000,000	USD	71,986	9/17/25	(3,096)
CLP	78,000,000	USD	83,464	9/17/25	(3,263)
CLP	81,000,000	USD	86,675	9/17/25	(3,389)
CLP	77,000,000	USD	82,744	9/17/25	(3,572)
CLP	86,000,000	USD	92,423	9/17/25	(3,997)
CLP	211,000,000	USD	224,937	9/17/25	(7,984)
CLP	233,000,000	USD	250,381	9/17/25	(10,808)
COP	35,000,000	USD	8,670	9/17/25	(345)
COP	52,000,000	USD	12,855	9/17/25	(486)
COP	52,000,000	USD	12,887	9/17/25	(519)
COP	911,000,000	USD	225,719	9/17/25	(9,032)
EUR	117,000	USD	136,352	9/17/25	(2,442)
EUR	902,627	USD	1,062,616	9/17/25	(29,534)
EUR	1,069,648	USD	1,259,240	9/17/25	(34,999)
EUR	2,283,444	USD	2,688,180	9/17/25	(74,715)
EUR	6,037,441	USD	7,036,036	9/17/25	(126,017)
IDR	17,000,000,000	USD	1,026,706	9/17/25	2,231
IDR	5,469,000,000	USD	336,657	9/17/25	(5,642)
IDR	7,775,456,940	USD	476,457	9/17/25	(5,842)
IDR	7,551,000,000	USD	464,849	9/17/25	(7,819)
INR	4,000,000	USD	46,116	9/17/25	(515)
INR	4,000,000	USD	46,132	9/17/25	(531)
INR	24,448,000	USD	281,951	9/17/25	(3,243)
INR	29,112,000	USD	335,701	9/17/25	(3,823)
INR	18,785,799	USD	219,368	9/17/25	(5,209)
INR	18,324,201	USD	214,115	9/17/25	(5,218)
INR	19,000,000	USD	222,025	9/17/25	(5,424)
INR	29,000,000	USD	338,962	9/17/25	(8,361)
KRW	140,000,000	USD	102,073	9/17/25	(1,499)
KRW	137,000,000	USD	101,959	9/17/25	(3,540)
KRW	1,205,000,000	USD	882,138	9/17/25	(16,480)
PEN	4,420,900	USD	1,226,291	9/17/25	2,687
PEN	1,227,000	USD	338,772	9/17/25	2,324
PEN	2,115,000	USD	587,076	9/17/25	878
PEN	874,000	USD	242,307	9/17/25	659
PEN	240,454	USD	66,706	9/17/25	138
PEN	450,000	USD	126,596	9/17/25	(1,500)
PEN	1,550,000	USD	432,982	9/17/25	(2,094)
PHP	750,000	USD	13,078	9/17/25	(212)

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	3,000,000	USD	52,303	9/17/25	$ (839)
PHP	25,000,000	USD	438,789	9/17/25	(9,925)
PHP	38,000,000	USD	662,610	9/17/25	(10,736)
PHP	47,730,733	USD	832,155	9/17/25	(13,355)
TWD	380,000	USD	13,026	9/17/25	(278)
TWD	500,000	USD	17,134	9/17/25	(360)
TWD	500,000	USD	17,138	9/17/25	(364)
TWD	1,000,000	USD	34,271	9/17/25	(723)
TWD	1,000,000	USD	34,272	9/17/25	(725)
TWD	1,000,000	USD	34,311	9/17/25	(763)
TWD	1,000,000	USD	34,319	9/17/25	(772)
TWD	1,000,000	USD	34,341	9/17/25	(794)
TWD	4,000,000	USD	140,270	9/17/25	(6,079)
TWD	24,880,000	USD	846,546	9/17/25	(11,878)
USD	168,010	CLP	157,600,000	9/17/25	5,963
USD	230,429	CLP	219,000,000	9/17/25	5,250
USD	188,324	CLP	180,000,000	9/17/25	3,245
USD	98,907	CLP	94,000,000	9/17/25	2,255
USD	47,081	CLP	45,000,000	9/17/25	812
USD	9,433	CLP	9,000,000	9/17/25	180
USD	7,365	CLP	7,000,000	9/17/25	168
USD	4,209	CLP	4,000,000	9/17/25	96
USD	6,262	CLP	6,000,000	9/17/25	92
USD	5,534	CLP	5,297,178	9/17/25	87
USD	3,131	CLP	3,000,000	9/17/25	46
USD	4,816,602	EUR	4,091,408	9/17/25	133,872
USD	2,661,126	EUR	2,283,444	9/17/25	47,661
USD	1,675,828	EUR	1,437,985	9/17/25	30,014
USD	1,246,568	EUR	1,069,648	9/17/25	22,326
USD	137,738	EUR	117,000	9/17/25	3,828
USD	28,417	EUR	24,384	9/17/25	509
USD	408,651	IDR	6,670,000,000	9/17/25	4,944
USD	376,420	IDR	6,150,000,000	9/17/25	4,187
USD	256,033	IDR	4,180,000,000	9/17/25	3,036
USD	186,864	IDR	3,050,000,000	9/17/25	2,261
USD	171,990	IDR	2,810,000,000	9/17/25	1,913
USD	146,097	IDR	2,383,820,000	9/17/25	1,815
USD	117,326	IDR	1,915,456,940	9/17/25	1,391
USD	275,839	PEN	1,000,000	9/17/25	(2,153)
USD	338,614	PEN	1,227,000	9/17/25	(2,483)
USD	274,537	PEN	1,000,000	9/17/25	(3,456)
USD	274,476	PEN	1,000,000	9/17/25	(3,516)
USD	274,386	PEN	1,000,000	9/17/25	(3,606)
USD	927,167	PEN	3,359,683	9/17/25	(6,800)

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	634,518	PHP	35,500,000	9/17/25	$ 25,531
USD	674,278	PHP	37,980,733	9/17/25	22,735
USD	669,285	PHP	38,000,000	9/17/25	17,412
USD	152,423	TWD	4,400,000	9/17/25	4,813
USD	53,449	PHP	3,000,000	5/12/26	2,242
					$(117,959)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PKR	55,000,000	USD	191,972	Citibank, N.A.	8/4/25	$ 2,512	$ —
PKR	55,000,000	USD	194,435	Citibank, N.A.	8/4/25	49	—
USD	194,435	PKR	55,000,000	Citibank, N.A.	8/4/25	—	(49)
USD	193,662	PKR	55,000,000	Citibank, N.A.	8/4/25	—	(822)
USD	1,408,961	EUR	1,200,000	Goldman Sachs International	8/8/25	39,161	—
EGP	64,995,528	USD	1,309,338	Societe Generale	8/12/25	21,958	—
USD	220,438	EGP	11,021,917	Goldman Sachs International	8/12/25	—	(5,322)
USD	919,400	EGP	45,970,000	Goldman Sachs International	8/12/25	—	(22,198)
EUR	659,033	USD	775,722	HSBC Bank USA, N.A.	9/3/25	—	(22,137)
ISK	14,834,076	EUR	101,395	Bank of America, N.A.	9/4/25	2,811	—
ISK	12,406,324	EUR	84,772	Bank of America, N.A.	9/5/25	2,370	—
EUR	75,959	ISK	11,057,353	Bank of America, N.A.	9/12/25	—	(1,554)
SEK	1,281,246	USD	133,999	Barclays Bank PLC	9/15/25	—	(2,762)
SEK	1,318,754	USD	137,926	Goldman Sachs International	9/15/25	—	(2,847)
EUR	1,155	ISK	168,393	Citibank, N.A.	9/16/25	—	(25)
ISK	9,487,827	EUR	65,070	Citibank, N.A.	9/16/25	1,410	—
TRY	23,099,713	USD	535,441	HSBC Bank USA, N.A.	9/16/25	12,420	—
USD	62,796	TRY	2,724,713	Standard Chartered Bank	9/16/25	—	(1,827)
USD	468,721	TRY	20,375,000	Standard Chartered Bank	9/16/25	—	(14,517)
AUD	1,475,000	USD	962,845	Goldman Sachs International	9/17/25	—	(14,175)
AUD	1,590,000	USD	1,037,914	Goldman Sachs International	9/17/25	—	(15,280)
AUD	110,000	USD	72,404	Standard Chartered Bank	9/17/25	—	(1,656)
CHF	85,000	USD	108,776	BNP Paribas	9/17/25	—	(3,563)
CHF	352,000	USD	435,090	Standard Chartered Bank	9/17/25	616	—
CNH	163,000	USD	22,876	BNP Paribas	9/17/25	—	(194)
CNH	596,000	USD	83,645	BNP Paribas	9/17/25	—	(710)
CNH	476,200	USD	66,832	Citibank, N.A.	9/17/25	—	(568)
CNH	1,000,000	USD	140,262	Citibank, N.A.	9/17/25	—	(1,109)
CNH	2,000,000	USD	280,525	Citibank, N.A.	9/17/25	—	(2,218)
CNH	2,000,000	USD	280,576	Goldman Sachs International	9/17/25	—	(2,269)
CNH	1,200,000	USD	168,731	HSBC Bank USA, N.A.	9/17/25	—	(1,748)

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CNH	214,500	USD	30,089	Standard Chartered Bank	9/17/25	$ —	$ (240)
CNH	240,000	USD	33,678	Standard Chartered Bank	9/17/25	—	(281)
CNH	439,590	USD	61,663	Standard Chartered Bank	9/17/25	—	(493)
CNH	890,000	USD	124,887	Standard Chartered Bank	9/17/25	—	(1,041)
EGP	9,000,000	USD	180,868	Bank of America, N.A.	9/17/25	—	(172)
EUR	67,269	NOK	800,000	Bank of America, N.A.	9/17/25	—	(410)
EUR	659,897	NOK	7,620,000	Deutsche Bank AG	9/17/25	18,026	—
EUR	925,219	PLN	4,000,000	Standard Chartered Bank	9/17/25	—	(7,646)
EUR	1,308,644	PLN	5,631,565	UBS AG	9/17/25	—	(3,857)
EUR	637,708	SEK	7,090,000	Bank of America, N.A.	9/17/25	3,555	—
GBP	100,000	USD	137,479	Standard Chartered Bank	9/17/25	—	(5,357)
GBP	1,135,000	USD	1,540,675	State Street Bank and Trust Company	9/17/25	—	(41,095)
ILS	1,300,000	USD	389,627	Goldman Sachs International	9/17/25	—	(6,825)
JPY	562,337,489	USD	3,971,248	Deutsche Bank AG	9/17/25	—	(223,917)
JPY	22,000,000	USD	155,387	Goldman Sachs International	9/17/25	—	(8,782)
JPY	12,000,000	USD	84,279	State Street Bank and Trust Company	9/17/25	—	(4,313)
KZT	525,000,000	USD	987,770	Goldman Sachs International	9/17/25	—	(29,029)
MXN	17,060,189	USD	882,997	Bank of America, N.A.	9/17/25	17,073	—
MXN	3,000,000	USD	159,305	Bank of America, N.A.	9/17/25	—	(1,030)
MXN	5,200,000	USD	272,614	Barclays Bank PLC	9/17/25	1,730	—
MXN	3,000,000	USD	156,978	HSBC Bank USA, N.A.	9/17/25	1,298	—
MYR	2,300,000	USD	543,967	Barclays Bank PLC	9/17/25	—	(4,437)
NOK	2,620,000	EUR	225,806	Barclays Bank PLC	9/17/25	—	(4,953)
NOK	2,000,000	EUR	172,359	Citibank, N.A.	9/17/25	—	(3,767)
NOK	3,000,000	EUR	257,962	Citibank, N.A.	9/17/25	—	(4,992)
NZD	896,733	USD	545,525	Australia and New Zealand Banking Group Limited	9/17/25	—	(16,432)
NZD	1,720,000	USD	1,046,166	Standard Chartered Bank	9/17/25	—	(31,328)
PLN	9,631,565	EUR	2,234,962	Barclays Bank PLC	9/17/25	10,245	—
SEK	2,090,000	EUR	190,735	Bank of America, N.A.	9/17/25	—	(4,196)
SEK	2,000,000	EUR	182,557	Citibank, N.A.	9/17/25	—	(4,056)
SEK	3,000,000	EUR	273,950	HSBC Bank USA, N.A.	9/17/25	—	(6,216)
SEK	800,000	EUR	71,700	JPMorgan Chase Bank, N.A.	9/17/25	—	(109)
SGD	225,000	USD	178,072	State Street Bank and Trust Company	9/17/25	—	(4,196)
SGD	970,000	USD	759,385	State Street Bank and Trust Company	9/17/25	—	(9,783)
USD	896,189	AUD	1,380,000	Standard Chartered Bank	9/17/25	8,621	—
USD	86,599	CNH	617,500	Barclays Bank PLC	9/17/25	672	—
USD	140,345	CNH	1,000,000	Citibank, N.A.	9/17/25	1,192	—
USD	140,069	CNH	1,000,000	Standard Chartered Bank	9/17/25	916	—
USD	1,079,840	GBP	800,000	Standard Chartered Bank	9/17/25	22,867	—
USD	318,698	GBP	235,000	Standard Chartered Bank	9/17/25	8,212	—
USD	136,701	GBP	101,443	Standard Chartered Bank	9/17/25	2,673	—
USD	132,771	GBP	98,557	Standard Chartered Bank	9/17/25	2,556	—
USD	3,339,852	JPY	480,000,000	BNP Paribas	9/17/25	141,206	—

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,638	JPY	32,000,000	Citibank, N.A.	9/17/25	$ 3,395	$ —
USD	101,549	JPY	15,000,000	Citibank, N.A.	9/17/25	1,591	—
USD	114,709	JPY	16,916,278	HSBC Bank USA, N.A.	9/17/25	1,981	—
USD	155,591	MXN	3,000,000	Goldman Sachs International	9/17/25	—	(2,684)
USD	388,048	MXN	7,340,000	Standard Chartered Bank	9/17/25	801	—
USD	418,835	MXN	8,060,189	Standard Chartered Bank	9/17/25	—	(6,409)
USD	311,786	MXN	6,000,000	UBS AG	9/17/25	—	(4,766)
USD	543,406	NZD	896,733	Citibank, N.A.	9/17/25	14,313	—
USD	436,309	NZD	720,000	Citibank, N.A.	9/17/25	11,492	—
USD	24,029	NZD	39,653	Citibank, N.A.	9/17/25	633	—
USD	7,459	NZD	12,309	Citibank, N.A.	9/17/25	196	—
USD	597,596	NZD	1,000,000	Goldman Sachs International	9/17/25	7,574	—
USD	55,999	ZAR	1,000,000	Bank of America, N.A.	9/17/25	1,269	—
USD	392,460	ZAR	7,000,000	Goldman Sachs International	9/17/25	9,351	—
USD	881,803	ZAR	15,672,148	UBS AG	9/17/25	24,068	—
ZAR	5,350,000	USD	295,779	Standard Chartered Bank	9/17/25	—	(2,974)
ZAR	24,410,153	USD	1,349,947	State Street Bank and Trust Company	9/17/25	—	(13,983)
TRY	2,559,664	USD	56,775	Standard Chartered Bank	9/22/25	3,633	—
USD	56,071	TRY	2,559,664	Standard Chartered Bank	9/22/25	—	(4,337)
ISK	41,500,000	EUR	287,994	Bank of America, N.A.	9/24/25	1,893	—
ISK	95,406,057	EUR	660,387	Citibank, N.A.	9/24/25	6,293	—
KES	68,100,000	USD	523,484	ICBC Standard Bank plc	9/25/25	978	—
KES	17,500,000	USD	134,543	Standard Chartered Bank	9/25/25	231	—
ZMW	5,000,000	USD	209,205	ICBC Standard Bank plc	9/25/25	5,064	—
TRY	5,676,876	USD	123,680	Standard Chartered Bank	9/26/25	9,854	—
USD	61,425	TRY	2,789,529	Standard Chartered Bank	9/26/25	—	(4,191)
USD	63,596	TRY	2,887,347	Standard Chartered Bank	9/26/25	—	(4,322)
EGP	25,000,000	USD	491,159	Bank of America, N.A.	10/15/25	4,852	—
MXN	2,142,400	USD	100,484	Bank of America, N.A.	10/24/25	12,101	—
MXN	3,154,000	USD	152,588	UBS AG	10/24/25	13,157	—
USD	152,590	MXN	3,153,800	Standard Chartered Bank	10/24/25	—	(13,145)
USD	100,464	MXN	2,142,400	UBS AG	10/24/25	—	(12,121)
HKD	585,000	USD	75,631	Citibank, N.A.	12/9/25	—	(442)
HKD	1,130,000	USD	145,936	JPMorgan Chase Bank, N.A.	12/9/25	—	(700)
HKD	7,375,000	USD	955,249	JPMorgan Chase Bank, N.A.	12/9/25	—	(7,355)
USD	50,363	HKD	390,000	Bank of America, N.A.	12/9/25	237	—
USD	1,123,611	HKD	8,700,000	JPMorgan Chase Bank, N.A.	12/9/25	5,417	—
PKR	55,000,000	USD	190,311	Citibank, N.A.	12/17/25	987	—
CRC	75,000,000	USD	147,571	Citibank, N.A.	12/22/25	291	—
CRC	262,500,000	USD	515,707	JPMorgan Chase Bank, N.A.	12/22/25	1,809	—
USD	642,917	BRL	3,714,000	Citibank, N.A.	1/5/26	3,872	—
USD	570,268	BRL	3,286,000	JPMorgan Chase Bank, N.A.	1/5/26	4,867	—
TRY	2,749,538	USD	53,680	Standard Chartered Bank	3/23/26	1,951	—
USD	51,853	TRY	2,749,538	Standard Chartered Bank	3/23/26	—	(3,778)

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	6,592,102	USD	123,680	Standard Chartered Bank	3/26/26	$ 9,380	$ —
USD	23,053	TRY	1,235,654	Standard Chartered Bank	3/26/26	—	(1,888)
USD	98,943	TRY	5,356,448	Standard Chartered Bank	3/26/26	—	(9,176)
EUR	65,071	RON	357,595	Barclays Bank PLC	5/12/26	—	(3,464)
RON	357,595	EUR	66,890	JPMorgan Chase Bank, N.A.	5/12/26	1,351	—
UZS	23,242,800,000	USD	1,680,000	ICBC Standard Bank plc	7/2/26	24,066	—
KWD	195,000	USD	640,605	Standard Chartered Bank	3/3/27	—	(1,382)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	6,468	—
						$519,565	$(643,620)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(1)	Short	9/8/25	$(133,828)	$936
					$936
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$3,075
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	7,884
				$10,959
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
WIBOR	– Warsaw Interbank Offered Rate
Currency Abbreviations:
ARS	– Argentine Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CRC	– Costa Rican Colon
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KWD	– Kuwaiti Dinar

KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha
At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,899,245, which represents 5.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,107,669	$29,205,025	$(28,413,449)	$ —	$ —	$1,899,245	$54,728	1,899,245
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 272,568	$ —	$ 272,568
Sovereign Government Bonds	—	11,505,728	—	11,505,728
U.S. Government Agency Mortgage-Backed Securities	—	63,126	—	63,126
Short-Term Investments:
Affiliated Fund	1,899,245	—	—	1,899,245
Sovereign Government Securities	—	2,994,548	—	2,994,548
U.S. Treasury Obligations	—	17,462,984	—	17,462,984
Purchased Currency Options	—	18,298	—	18,298
Total Investments	$1,899,245	$32,317,252	$ —	$34,216,497
Forward Foreign Currency Exchange Contracts	$ —	$ 877,166	$ —	$ 877,166
Futures Contracts	936	—	—	936
Swap Contracts	—	10,959	—	10,959
Total	$1,900,181	$33,205,377	$ —	$35,105,558
Liability Description
Written Currency Options	$ —	$ (25,820)	$ —	$ (25,820)
Forward Foreign Currency Exchange Contracts	—	(1,119,180)	—	(1,119,180)
Total	$ —	$(1,145,000)	$ —	$(1,145,000)

International Income Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent annual or semi-annual financial statements.